Line of Credit	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Line of Credit Facility [Abstract]
Line of Credit

Note 5 - Lines of Credit

The Company has an available $1,000,000 and $1,250,000 line of credit at September 30, 2020 and June 30, 2020, respectively, bearing interest at prime plus 0.5% (3.75% at September 30, 2020 and 4.25% at June 30, 2020). The line of credit was renewed in October 2020 at a reduced available credit line, change in collateral, and now expires on October 29, 2021. The renewed line of credit is collateralized by certain real estate owned by a family member of a stockholder, 50,000,000 shares of the Company's common stock par value $0.0001 per share (the "Common Stock") and the personal stock of two stockholders, and a key man life insurance policy. A minimum average bank balance of $50,000 was required on the line of credit agreement at June 30, 2020, but this requirement was removed as of September 30, 2020.The outstanding balance is $936,598 and $1,236,598 at September 30, 2020 and June 30, 2020, respectively.

The Company has a $1,000,000 available credit line under an accounts receivable factoring agreement through July 30, 2022. No amounts were outstanding as of September 30, 2020. See Note 13.

Note 3 - Line of Credit

The Company has a $1,250,000 line of credit bearing interest at prime plus 0.5% (4.25% and 6.0% at June 30, 2020 and 2019, respectively) which expires October 12, 2020. The line of credit is collateralized by certain real estate owned by a family member of a stockholder, 850,000 shares of the Company's common stock owned by two stockholders, personal guarantees of two stockholders, and a key man life insurance policy. A minimum average bank balance of $50,000 is required as part of the line of credit agreement. In addition, a 20% curtailment of the outstanding balance may occur in 2020. The outstanding balance was $1,236,598 and $1,230,550 at June 30, 2020 and 2019, respectively.